Financial Assets and Financial Liabilities - Summary of Sensitivity Analysis of Changes Unobservable Inputs Assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Recognition in profit or loss
Favorable changes		₩ 53,293	₩ 78,016
Unfavorable changes		(48,646)	(49,068)
Other comprehensive income
Favorable changes		98,258	124,481
Unfavorable changes		(73,535)	(77,040)
Derivatives held for trading
Recognition in profit or loss
Favorable changes	[1]	19,328	22,783	[2]
Unfavorable changes	[1]	(20,005)	(25,013)	[2]
Other comprehensive income
Favorable changes	[1]	0	0	[2]
Unfavorable changes	[1]	0	0	[2]
Equity securities
Recognition in profit or loss
Favorable changes	[3]	6,495	0
Unfavorable changes	[3]	(5,145)	0
Other comprehensive income
Favorable changes	[3]	95,599	120,652
Unfavorable changes	[3]	(71,171)	(73,434)
Due from financial institutions measured at fair value through profit or loss
Recognition in profit or loss
Favorable changes	[2]	0	2
Unfavorable changes	[2]	0	(2)
Other comprehensive income
Favorable changes	[2]	19	199
Unfavorable changes	[2]	(18)	(222)
Debt securities
Recognition in profit or loss
Favorable changes	[2],[4]	13,149	35,790
Unfavorable changes	[2],[4]	(12,562)	(12,826)
Other comprehensive income
Favorable changes	[2],[4]	1,458	2,123
Unfavorable changes	[2],[4]	(1,402)	(2,122)
Loans
Recognition in profit or loss
Favorable changes	[5]	0	0
Unfavorable changes	[5]	0	0
Other comprehensive income
Favorable changes	[5]	133	534
Unfavorable changes	[5]	(131)	(518)
Equity securities
Recognition in profit or loss
Favorable changes	[2],[3]	11,259	16,125
Unfavorable changes	[2],[3]	(8,192)	(8,275)
Other comprehensive income
Favorable changes	[2],[3]	1,049	973
Unfavorable changes	[2],[3]	(813)	(744)
Loans measured at fair value through profit or loss
Recognition in profit or loss
Favorable changes	[2],[6]	3,062	3,316
Unfavorable changes	[2],[6]	(2,742)	(2,952)
Other comprehensive income
Favorable changes	[2],[6]	0	0
Unfavorable changes	[2],[6]	₩ 0	₩ 0

[1]	For derivative financial instruments, changes in fair value are calculated by shifting principal unobservable input parameters such as price of underlying asset and volatility by ± 10%.
[2]	For financial instruments at fair value through profit or loss, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate, recovery rate, liquidation value by ±1%p and volatility of underlying asset, growth rate by ±1%p or ±10% and correlation coefficient by ±10%.
[3]	For equity securities, changes in fair value are calculated by shifting principal unobservable input parameters such as correlation between discount rate (-1%p~1%p) and growth rate (-1%p~1%p) or correlation between liquidation value (-1%p~1%p) and discount rate (-1%p~1%p).
[4]	For beneficiary certificates, it is practically impossible to analyze sensitivity of changes in unobservable inputs. However, for beneficiary certificates whose underlying assets are real estates, changes in fair value are calculated by shifting rate of real estate price fluctuation by -1%p~1%p, and for beneficiary certificates whose underlying assets are equity investments, changes in fair value are calculated by shifting principal unobservable input parameters such as liquidation value by -1%p~1%p and discount rate by -1%p~1%p. There is no significant correlation among major unobservable inputs.
[5]	For loans measured at fair value through other comprehensive income, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate and growth rate by ±1%p.
[6]	For loans, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate by -1%p~1%p.